LEASES - General (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($)	May 17, 2022 USD ($)	Jun. 30, 2022 USD ($) lease	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 15, 2022
LEASES
Monthly payment		$ 68,000
Maximum monthly payment subject to escalation		$ 88,000
Rent free period		5 months
Impairment loss on the ROU	$ 192,035
Accrued lease liabilities	$ 115,000
Security deposit		$ 200,000
Number of years for which guarantee received		2 years
Amount of guarantee received		$ 1,700,000
Number of years rolling guarantee received		1 year
Letter of credit		$ 700,000
Number of finance leases extended | lease			2
Finance lease, extension term (in years)			10 months
Additional commitments			$ 239,000			$ 239,000
Total rent expense				$ 58,368	$ 250,495	$ 325,683	$ 250,495
Minimum
LEASES
Finance lease, Remaining term (in years)		1 year
Maximum
LEASES
Finance lease, Remaining term (in years)		5 years
Lease for corporate office
LEASES
Operating lease, Remaining term (in months)				12 months		12 months
Lease for corporate headquarters
LEASES
Operating lease, Lease term (in years)		10 years						10 years
Right of use operating lease liability		$ 5,440,000